Unaudited Quarterly Results	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Results

11. Unaudited Quarterly Results

Unaudited interim consolidated financial information 2011 and 2010 is summarized as follows:

	Predecessor			Successor
Year Ended December 31, 2011	First Quarter	Second Quarter	Period July 1, 2011 to Sept. 28, 2011	Period Sept. 29, 2011 to Sept. 30, 2011	Fourth Quarter

Net licensing & design revenues	$2,895,000	$2,894,000	$2,940,000	$47,000	$2,599,000
Operating income (loss)	1,358,000	1,480,000	1,510,000	(803,000)	290,000
Net Income (loss)	1,304,000	1,421,000	1,448,000	(804,000)	(65,000)

Basic and dilutive earnings per share (1)				(0.14)	(0.01)

(1)	Quarterly earnings per share amounts may not add to full year amounts due to rounding

	Predecessor
The Year Ended December 31, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Licensing and other revenue	$2,102,000	$1,420,000	$3,207,000	$3,067,000
Operating income	1,054,000	263,000	1,855,000	1,674,000
Net income	1,012,000	252,000	1,776,000	1,584,000